Stock Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock Based Compensation

Note 11 – Stock Based Compensation

During 2019 and 2018, the Company issued common stock as compensation for services rendered by employees, advisors and independent contractors. All stock issuances are subject to approval of the Company’s board of directors. The Company values stock based compensation expense at fair value of the Company’s stock at date of issuance. The following summarizes stock based compensation:

Issued to	Number of Shares	Expense Recorded during the year ended December 31, 2019

Employees	430,833	$215,417
Advisors and Independent Contractors	915,668	457,834
	1,346,501	$673,251

Issued to	Number of Shares	Expense Recorded during the year ended December 31, 2018

Employees	1,398,333	$839,000
Advisors and Independent Contractors	264,608	158,765
	1,662,941	$997,765

The Company provides cash compensation in addition to stock compensation to advisors and independent contractors. Cash compensation to advisors and independent contractors was $220,000 and $95,000 during the years ended December 31, 2019 and 2018, respectively. The compensation expense to advisors and independent contractors is included in professional fees in the accompanying consolidated statements of operations. The compensation expense to employees is included in personnel related expenses in the accompanying consolidated statements of operations.